Apr. 10, 2018
Schroder Short Duration Bond Fund

Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

File Registration No.: 33-65632

SCHRODER SERIES TRUST

Schroder Long Duration Investment-Grade Bond Fund (“Long Duration Investment-Grade Bond Fund”)

Schroder Short Duration Bond Fund (“Short Duration Bond Fund”)

(each, a “Fund” and together, the “Funds”)

Supplement dated April 10, 2018

to the Funds’ Prospectus and

Statement of Additional Information (the “SAI”),

each dated March 1, 2018

This Supplement provides new and additional information beyond that contained in the

Prospectus and SAI, and should be read in conjunction with the

Prospectus and SAI.

As of April 1, 2018, (the “Effective Date”), the investment advisory fees for the Funds were reduced as follows:

Fund	Current Investment Advisory Fee	New Investment Advisory Fee
Long Duration Investment-Grade Bond Fund	0.33%	0.25%
Short Duration Bond Fund	0.29%	0.25%

Accordingly, as of the Effective Date, the Prospectus and SAI are hereby amended and supplemented as follows:

1.	In the Long Duration Investment-Grade Bond Fund summary section of the Prospectus, the “Annual Fund Operating Expenses” table and the “Example” are hereby deleted and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investor Shares
Management Fees(1)	0.25%
Other Expenses(1)(2)	0.54%
Total Annual Fund Operating Expenses	0.79%
Less: Fee Waiver and/or Expense Reimbursement(3)	(0.47)%
Net Annual Fund Operating Expenses	0.32%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)	“Other Expenses” shown for Investor Shares include the maximum rate applicable under the Fund’s shareholder service plan, 0.15% of the average daily net assets attributable to the class. For the fiscal year ended October 31, 2017, the Fund paid 0.05% of the average daily net assets attributable to its Investor Shares under the plan.

(3)	In order to limit the Fund’s expenses, the Fund’s adviser, Schroder Investment Management North America Inc. (“Schroders” or the “Adviser”), has contractually agreed through February 28, 2019 to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund’s Investor Shares, exceed 0.32% of Investor Shares’ average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, through February 28, 2019, on Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

	1 year	3 years	5 years	10 years
Investor Shares (whether or not shares are redeemed)	$ 37	$ 209	$ 396	$ 938

2.	In the Short Duration Bond Fund summary section of the Prospectus, the “Annual Fund Operating Expenses” table and the “Example” are hereby deleted and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	R6 Shares	Investor Shares
Management Fees(1)	0.25%	0.25%
Distribution (12b-1) Fees	None	None
Other Expenses(1)(2)	1.59%	1.74%
Total Annual Fund Operating Expenses	1.84%	1.99%
Less: Fee Waiver and/or Expense Reimbursement(3)	(1.52)%	(1.52)%
Net Annual Fund Operating Expenses	0.32%	0.47%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

(2)	“Other Expenses” shown for Investor Shares include the maximum rate applicable under the Fund’s shareholder service plan, 0.15% of the average daily net assets attributable to the class. For the fiscal year ended October 31, 2017, the Fund paid 0% of the average daily net assets attributable to its Investor Shares under the plan.

(3)	In order to limit the Fund’s expenses, the Fund’s adviser, Schroder Investment Management North America Inc. (“Schroders” or the “Adviser”), has contractually agreed through February 28, 2019 to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund’s R6 Shares, exceed 0.32 % of R6 Shares’ average daily net assets and, for the Fund’s Investor Shares, exceed 0.47% of Investor Shares’ average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, through February 28, 2019, on Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

	1 year	3 years	5 years	10 years
R6 Shares (whether or not shares are redeemed)	$ 46	$ 443	$ 866	$ 2,044
Investor Shares (whether or not shares are redeemed)	$ 61	$ 489	$ 944	$ 2,205

3.	In the “Management of the Funds” section of the Prospectus, the rows in the management fee table regarding the Funds are hereby deleted and replaced with the following:

Long Duration Investment-Grade Bond Fund	0.25%*
Short Duration Bond Fund	0.25%**

*	Prior to April 1, 2018, the management fee for the Schroder Long Duration Investment-Grade Bond Fund was 0.33%.
**	Prior to April 1, 2018, the management fee for the Schroder Short Duration Bond Fund was 0.29%.

4.	In the “Management Contracts/Investment Advisory Agreements” section of the SAI, the rows in the management fee table regarding the Funds are hereby deleted and replaced with the following:

Long Duration Investment-Grade Bond Fund	0.25%*
Short Duration Bond Fund	0.25%**

*	Prior to April 1, 2018, the management fee for the Schroder Long Duration Investment-Grade Bond Fund was 0.33%.
**	Prior to April 1, 2018, the management fee for the Schroder Short Duration Bond Fund was 0.29%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCH-SK-007-0100